Mining concessions, development costs, property, plant and equipment, net (Details 1)	Dec. 31, 2018 $ / Ounce-oz	Dec. 31, 2018 $ / MetricTon-Mg	Dec. 31, 2017 $ / Ounce-oz
Gold (per ounce) [Member]
Disclosure of Mining concessions, development costs, property, plant and equipment, net [Line Items]
Commodity price estimates	1,300	1,221	1,221
Not later than one year [member] | Gold (per ounce) [Member]
Disclosure of Mining concessions, development costs, property, plant and equipment, net [Line Items]
Commodity price estimates	1,250	1,300
Not later than one year [member] | Silver [Member]
Disclosure of Mining concessions, development costs, property, plant and equipment, net [Line Items]
Commodity price estimates | $ / Ounce-oz	16
Not later than one year [member] | Copper [Member]
Disclosure of Mining concessions, development costs, property, plant and equipment, net [Line Items]
Commodity price estimates		6,750
Not later than one year [member] | Lead [Member]
Disclosure of Mining concessions, development costs, property, plant and equipment, net [Line Items]
Commodity price estimates		2,100
Later than one year and not later than two years [member] | Gold (per ounce) [Member]
Disclosure of Mining concessions, development costs, property, plant and equipment, net [Line Items]
Commodity price estimates | $ / Ounce-oz	1,300
Later than one year and not later than two years [member] | Silver [Member]
Disclosure of Mining concessions, development costs, property, plant and equipment, net [Line Items]
Commodity price estimates | $ / Ounce-oz	17
Later than one year and not later than two years [member] | Copper [Member]
Disclosure of Mining concessions, development costs, property, plant and equipment, net [Line Items]
Commodity price estimates		7,000
Later than one year and not later than two years [member] | Lead [Member]
Disclosure of Mining concessions, development costs, property, plant and equipment, net [Line Items]
Commodity price estimates		2,100